Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ 155,797	$ (52,704)	$ (48,597)
Other comprehensive income (loss):
Change in fair value of interest rate swaps, net of taxes			171
Foreign currency translation adjustment	(14,324)	(22,079)	48,241
Recognition of foreign currency translation loss (gain) in net income (loss)		(42)	7,798
Change in net unrecognized actuarial pension losses		(120)
Reclassification to net income (loss) of foreign currency translation gain of discontinued operations upon deconsolidation	(652)
Reclassification to net income (loss) of net unrecognized actuarial pension losses of discontinued operations upon deconsolidation	120
Reclassification to income of MEC's accumulated other comprehensive income upon deconsolidation of MEC			(19,850)
Comprehensive income (loss)	140,941	(74,945)	(12,237)
Add comprehensive loss attributable to the noncontrolling interest			6,303
Comprehensive income (loss) attributable to MID	$ 140,941	$ (74,945)	$ (5,934)